Summary of Significant Accounting Policies (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Summary of the changes in the fair value of the Company's Level 3 financial liabilities measured on a recurring basis
Beginning balance	$ 646,671	$ 646,671	$ 646,671	$ 217,611
Aggregate fair value of conversion option liabilities and warrants issued				1,815,529
Change in fair value related to increase in warrants issued for anti-dilutive adjustment				745,920
Change in fair value of conversion option liabilities and warrants			(646,671)	(2,132,389)
Ending balance			646,671	646,671
Successor [Member]
Summary of the changes in the fair value of the Company's Level 3 financial liabilities measured on a recurring basis
Aggregate fair value of conversion option liabilities and warrants issued	394,460
Change in fair value of conversion option liabilities and warrants	(18,345)
Ending balance	$ 376,115
Predecessor [Member]
Summary of the changes in the fair value of the Company's Level 3 financial liabilities measured on a recurring basis
Beginning balance		646,671	$ 646,671
Change in fair value of conversion option liabilities and warrants		$ (646,671)
Ending balance				$ 646,671